Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.37%
Aerospace & Defense–1.73%
Kratos Defense & Security Solutions, Inc.(b)	273,382	$8,116,712
Loar Holdings, Inc.(b)(c)	77,087	5,446,196
Moog, Inc., Class A	87,256	15,125,828
		28,688,736
Apparel Retail–0.79%
Boot Barn Holdings, Inc.(b)	121,810	13,086,048
Application Software–12.46%
ACI Worldwide, Inc.(b)	315,074	17,237,699
Agilysys, Inc.(b)	122,752	8,904,430
AvePoint, Inc.(b)	586,649	8,471,212
BILL Holdings, Inc.(b)(c)	246,053	11,291,372
Braze, Inc., Class A(b)(c)	391,263	14,116,769
Cellebrite DI Ltd. (Israel)(b)	639,189	12,419,442
Clearwater Analytics Holdings, Inc., Class A(b)	629,362	16,866,902
Descartes Systems Group, Inc. (The) (Canada)(b)	146,304	14,751,832
Intapp, Inc.(b)	303,598	17,724,051
nCino, Inc.(b)(c)	538,692	14,797,869
Pegasystems, Inc.	258,453	17,967,653
Procore Technologies, Inc.(b)	250,553	16,541,509
Q2 Holdings, Inc.(b)	299,507	23,963,555
ServiceTitan, Inc.(b)(c)	30,077	2,860,624
Workiva, Inc.(b)	114,895	8,721,679
		206,636,598
Asset Management & Custody Banks–2.37%
Hamilton Lane, Inc., Class A(c)	139,492	20,738,276
StepStone Group, Inc., Class A	354,066	18,492,867
		39,231,143
Automotive Retail–0.95%
Murphy USA, Inc.	33,682	15,824,140
Biotechnology–8.36%
ADMA Biologics, Inc.(b)	1,037,781	20,589,575
Ascendis Pharma A/S, ADR (Denmark)(b)	100,418	15,651,149
Blueprint Medicines Corp.(b)(c)	137,318	12,154,016
CareDx, Inc.(b)	398,893	7,080,351
Halozyme Therapeutics, Inc.(b)	225,486	14,388,262
Insmed, Inc.(b)(c)	202,200	15,425,838
Madrigal Pharmaceuticals, Inc.(b)(c)	42,727	14,152,464
Twist Bioscience Corp.(b)(c)	452,318	17,758,005
Vaxcyte, Inc.(b)	177,008	6,683,822
Vericel Corp.(b)	332,695	14,844,851
		138,728,333
Broadline Retail–1.16%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	165,148	19,216,621
Building Products–2.57%
Armstrong World Industries, Inc.	87,192	12,283,609
AZEK Co., Inc. (The)(b)	336,760	16,464,196
Shares		Value
Building Products–(continued)
Zurn Elkay Water Solutions Corp.	420,711	$13,875,049
		42,622,854
Cargo Ground Transportation–0.92%
Saia, Inc.(b)	43,417	15,171,202
Commercial & Residential Mortgage Finance–2.04%
Mr. Cooper Group, Inc.(b)	124,834	14,930,146
PennyMac Financial Services, Inc.	188,140	18,834,696
		33,764,842
Communications Equipment–0.42%
Harmonic, Inc.(b)	733,734	7,036,509
Construction & Engineering–2.55%
API Group Corp.(b)(c)	359,666	12,861,656
Construction Partners, Inc., Class A(b)(c)	190,788	13,711,934
Everus Construction Group, Inc.(b)(c)	263,799	9,784,305
Fluor Corp.(b)	165,550	5,930,001
		42,287,896
Construction Machinery & Heavy Transportation Equipment– 1.75%
Atmus Filtration Technologies, Inc.	347,715	12,771,572
Federal Signal Corp.	221,409	16,284,632
		29,056,204
Construction Materials–1.13%
Eagle Materials, Inc.	84,641	18,784,377
Consumer Finance–0.66%
Upstart Holdings, Inc.(b)(c)	238,317	10,969,732
Education Services–2.37%
Bright Horizons Family Solutions, Inc.(b)	150,998	19,182,786
Stride, Inc.(b)(c)	158,493	20,049,364
		39,232,150
Electrical Components & Equipment–1.15%
Hammond Power Solutions, Inc. (Canada)	118,717	6,278,006
nVent Electric PLC	242,589	12,716,515
		18,994,521
Electronic Components–0.81%
Coherent Corp.(b)	207,289	13,461,348
Electronic Equipment & Instruments–1.77%
Itron, Inc.(b)	148,878	15,596,459
PAR Technology Corp.(b)	224,204	13,752,674
		29,349,133
Environmental & Facilities Services–1.39%
Clean Harbors, Inc.(b)	117,291	23,118,056
Financial Exchanges & Data–1.32%
TMX Group Ltd. (Canada)	600,219	21,914,114
Food Retail–0.91%
Maplebear, Inc.(b)	379,716	15,146,871
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–3.40%
Glaukos Corp.(b)	176,670	$17,387,861
Inspire Medical Systems, Inc.(b)(c)	80,400	12,806,112
Integer Holdings Corp.(b)(c)	141,473	16,695,229
TransMedics Group, Inc.(b)	140,110	9,426,601
		56,315,803
Health Care Facilities–2.41%
Encompass Health Corp.	236,020	23,904,106
Tenet Healthcare Corp.(b)	119,402	16,059,569
		39,963,675
Health Care Services–0.75%
Guardant Health, Inc.(b)	291,315	12,410,019
Health Care Supplies–3.03%
Lantheus Holdings, Inc.(b)(c)	204,872	19,995,507
Merit Medical Systems, Inc.(b)	191,258	20,217,883
UFP Technologies, Inc.(b)	49,891	10,063,514
		50,276,904
Homebuilding–1.38%
Cavco Industries, Inc.(b)(c)	44,181	22,957,773
Homefurnishing Retail–0.56%
RH(b)(c)	39,512	9,262,008
Hotels, Resorts & Cruise Lines–1.47%
Travel + Leisure Co.	189,998	8,795,007
Wyndham Hotels & Resorts, Inc.	171,652	15,536,223
		24,331,230
Independent Power Producers & Energy Traders–0.89%
Talen Energy Corp.(b)(c)	74,234	14,822,303
Industrial Machinery & Supplies & Components–3.10%
Enpro, Inc.(c)	81,563	13,196,078
ESAB Corp.	146,703	17,090,899
RBC Bearings, Inc.(b)	65,702	21,140,933
		51,427,910
Industrial REITs–1.54%
EastGroup Properties, Inc.	61,894	10,902,628
Terreno Realty Corp.	230,901	14,597,561
		25,500,189
Interactive Media & Services–0.69%
CarGurus, Inc.(b)	390,085	11,363,176
Internet Services & Infrastructure–0.87%
DigitalOcean Holdings, Inc.(b)	431,808	14,418,069
Investment Banking & Brokerage–1.06%
Piper Sandler Cos.	71,000	17,583,860
Leisure Facilities–0.84%
Planet Fitness, Inc., Class A(b)	144,774	13,986,616
Life Sciences Tools & Services–1.72%
BioLife Solutions, Inc.(b)(c)	684,194	15,626,991
Repligen Corp.(b)	101,769	12,949,088
		28,576,079
Managed Health Care–0.99%
HealthEquity, Inc.(b)	185,228	16,368,598
Shares		Value
Oil & Gas Equipment & Services–1.66%
TechnipFMC PLC (United Kingdom)	661,998	$20,978,717
Weatherford International PLC	123,390	6,607,534
		27,586,251
Oil & Gas Exploration & Production–1.43%
Permian Resources Corp.	834,729	11,560,997
Range Resources Corp.	305,720	12,207,399
		23,768,396
Packaged Foods & Meats–2.18%
Freshpet, Inc.(b)(c)	168,148	13,984,869
Post Holdings, Inc.(b)(c)	189,983	22,106,422
		36,091,291
Personal Care Products–1.06%
BellRing Brands, Inc.(b)	237,022	17,648,658
Pharmaceuticals–1.50%
Prestige Consumer Healthcare, Inc.(b)	289,251	24,866,909
Property & Casualty Insurance–0.67%
Root, Inc., Class A(b)	83,613	11,157,319
Regional Banks–2.22%
Bancorp, Inc. (The)(b)	338,828	17,903,671
Western Alliance Bancorporation	245,691	18,876,440
		36,780,111
Research & Consulting Services–0.94%
CBIZ, Inc.(b)	205,569	15,594,464
Restaurants–2.75%
Shake Shack, Inc., Class A(b)	176,570	15,568,177
Sweetgreen, Inc., Class A(b)	441,449	11,045,054
Texas Roadhouse, Inc.	89,675	14,942,545
Wingstop, Inc.	18,176	4,100,142
		45,655,918
Semiconductors–4.51%
Impinj, Inc.(b)(c)	94,336	8,556,275
Lattice Semiconductor Corp.(b)	215,369	11,296,104
MACOM Technology Solutions Holdings, Inc.(b)	181,322	18,201,102
Power Integrations, Inc.	217,475	10,982,488
SiTime Corp.(b)	114,837	17,555,132
Tower Semiconductor Ltd. (Israel)(b)	232,054	8,275,046
		74,866,147
Specialty Chemicals–1.23%
Element Solutions, Inc.	898,697	20,319,539
Steel–2.20%
ATI, Inc.(b)	305,258	15,882,574
Carpenter Technology Corp.	113,898	20,636,039
		36,518,613
Systems Software–1.53%
Commvault Systems, Inc.(b)	46,979	7,411,407
CyberArk Software Ltd.(b)	53,217	17,987,346
		25,398,753
Trading Companies & Distributors–2.21%
Applied Industrial Technologies, Inc.	75,650	17,046,971
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Trading Companies & Distributors–(continued)
FTAI Aviation Ltd.	62,681	$6,959,471
SiteOne Landscape Supply, Inc.(b)	103,681	12,591,022
		36,597,464
Total Common Stocks & Other Equity Interests (Cost $1,474,076,478)		1,664,735,473
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e) (Cost $1,941)	1,941	1,941
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.37% (Cost $1,474,078,419)		1,664,737,414
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.94%
Invesco Private Government Fund, 4.34%(d)(e)(f)	48,231,451	$48,231,451
Invesco Private Prime Fund, 4.46%(d)(e)(f)	149,797,038	149,841,977
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $198,073,428)		198,073,428
TOTAL INVESTMENTS IN SECURITIES–112.31% (Cost $1,672,151,847)		1,862,810,842
OTHER ASSETS LESS LIABILITIES—(12.31)%		(204,168,090)
NET ASSETS–100.00%		$1,658,642,752
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,607,249	$33,463,870	$(47,069,178)	$-	$-	$1,941	$78,862
Invesco Treasury Portfolio, Institutional Class	25,257,479	62,147,187	(87,404,666)	-	-	-	145,138
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	50,491,549	146,377,021	(148,637,119)	-	-	48,231,451	655,628*
Invesco Private Prime Fund	131,156,686	334,742,092	(316,056,801)	-	-	149,841,977	1,770,934*
Total	$220,512,963	$576,730,170	$(599,167,764)	$-	$-	$198,075,369	$2,650,562

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,664,735,473	$—	$—	$1,664,735,473
Money Market Funds	1,941	198,073,428	—	198,075,369
Total Investments	$1,664,737,414	$198,073,428	$—	$1,862,810,842
Invesco Small Cap Growth Fund